DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Sep. 30, 2012
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Entity Registrant Name	PETROSONIC ENERGY, INC.
Entity Central Index Key	0001451654
Entity Filer Category	Smaller Reporting Company